JOINT VENTURE INVESTMENTS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Schedule of Equity Method Investments [Line Items]
JOINT VENTURE INVESTMENTS

5.           JOINT VENTURE INVESTMENTS

NT Suez Holdco LLC — In September 2014, the Company formed a joint venture, NT Suez Holdco LLC (“NT Suez”), to purchase two Suezmax newbuildings. The two vessels were delivered in October and November 2016.

NT Suez is owned 51% by the Company and 49% by WLR/TRF Shipping S.a.r.l (“WLR/TRF”). WLR/TRF is indirectly owned by funds managed or jointly managed by WL Ross & Co, LLC (“WLR”), including WLR Recovery Fund V DSS AIV, L.P. and WLR V Parallel ESC, L.P., which are also shareholders of the Company. WLR is a fund manager that manages the Company’s largest shareholders.

As of September 30, 2019 and December 31, 2018, the investments NT Suez received from the Company and WLR/TRF aggregated $74,104 and $72,104, respectively, which was used for shipyard installment payments and working capital.

Management has determined that NT Suez qualifies as a variable interest entity, and, when aggregating the variable interests held by the related parties (i.e. the Company and WLR/TRF), the Company is the primary beneficiary as the Company has the ability to direct the activities that most significantly impacts NT Suez’s economic performance. Accordingly, the Company consolidates NT Suez.

Diamond Anglo Ship Management Pte. Ltd. — In January 2018, the Company and Anglo Eastern Investment Holdings Ltd. (“AE Holdings”), a third party, formed a joint venture, Diamond Anglo Ship Management Pte. Ltd. (“DASM”). DASM is owned 51% by the Company and 49% by AE Holdings as of September 30, 2019 and December 31, 2018, and was formed to provide ship management services to the Company’s vessels.

As of September 30, 2019 and December 31, 2018, the investments DASM received from the Company and AE Holdings totaled $51 and $49, respectively, which were used for general and administrative expenses.

Management has determined that DASM qualifies as a variable interest entity, and, when aggregating the variable interests held by the Company and AE Holdings, the Company is the primary beneficiary as the Company has the ability to direct the activities that most significantly impacts DASM’s economic performance. Accordingly, the Company consolidates DASM.